Consolidated Statements of Operations Consolidated Statements of Operations - Parentheticals - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statement of Operations (Parentheticals) [Abstract]
Allocated Share-based Compensation Expense	$ 28	$ 31	$ 30